OTHER LONG-TERM LIABILITIES (Details 1) $ in Thousands	Dec. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
Lease less than one year	$ 523
Lease one to two years	533
Lease Two to three years	523
Lease three to six years	198
Gross lease liabilities	1,777
Effect of discounting	(122)
Present value of minimum lease payments - total lease liability	1,655
Less: Current portion	(464)
Long-term lease liabilities	$ 1,191